December 7, 2022	Chicago New York Washington, DC London San Francisco Los Angeles Singapore Dallas vedderprice.com Jacob C. Tiedt Shareholder +1 312 609 7697 jtiedt@vedderprice.com

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E. Washington, D.C. 20549

Re:	Nuveen Ohio Quality Municipal Income Fund (the “Registrant”) File No. 811-06385

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s preliminary Proxy Statement on Schedule 14A pursuant to Section 14(a) of the Securities Exchange Act of 1934 (the “Proxy Statement”). The Proxy Statement is directed to holders of Variable Rate Demand Preferred Shares (“VRDP Shares”) of the Registrant in connection with the Registrant’s special shareholder meeting (the “Meeting”). At the Meeting, the Registrant’s common shareholders and holders of VRDP Shares will be asked to consider a proposal relating to the merger of the Registrant with and into a wholly-owned subsidiary of Nuveen Municipal Credit Income Fund (the “Acquiring Fund”). This is part of a broader transaction involving the mergers of both Nuveen Georgia Quality Municipal Income Fund (“Georgia Municipal”) and the Registrant with and into a wholly-owned subsidiary of the Acquiring Fund. Common shareholders of the Registrant and Georgia Municipal and preferred shareholders of the Acquiring Fund are being solicited to vote on relevant proposals pursuant to a separate joint proxy statement/prospectus. Preferred shareholders of Georgia Municipal are being solicited to vote on a proposal for that fund’s merger pursuant to a separate proxy statement.

For the staff’s reference, please note that the transaction described in the Proxy Statement relates to the same transaction described in the Acquiring Fund’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the mergers, as filed on November 10, 2022 (Securities Act File No. 333-268294). Accordingly, the disclosures in the Proxy Statement are substantially the same as the similarly captioned sections in the Registration Statement on Form N-14, as filed on November 10, 2022.

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December 7, 2022

Please contact the undersigned at (312) 609-7697 or Deborah Bielicke Eades at (312) 609-7661 if you have questions or comments regarding the filing.

Very truly yours,

Jacob C. Tiedt
Shareholder

JCT/enclosures